Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventories
Schedule of Inventories

	September 30, 2021	December 31, 2020
Raw materials	$328,558	$325,932
Finished goods	189,923	434,598
Total inventory	$518,481	$760,530

	December 31, 2020	December 31, 2019
Raw materials	$325,932	$798,161
Finished goods	434,598	1,406,267
Total inventory	$760,530	$2,204,428